UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS Strategic Municipal Income Trust

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

Two International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 11/30

Date of reporting period: 7/1/06-6/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05767
Reporting Period: 07/01/2006 - 06/30/2007
DWS Strategic Municipal Income Trust

================= A      DWS STRATEGIC MUNICIPAL INCOME TRUST ==================

GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R106
Meeting Date: NOV 16, 2006   Meeting Type: Annual
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       Did Not    Management
                                                          Vote
2     Elect Director Charles Macaluso           For       Did Not    Management
                                                          Vote
3     Elect Director Michael Y. McGovern        For       Did Not    Management
                                                          Vote
4     Elect Director Kenneth A. Ghazey          For       Did Not    Management
                                                          Vote
5     Increase Authorized Common Stock          For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 16, 2006   Meeting Type: Annual
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       Did Not    Management
                                                          Vote
2     Elect Director Charles Macaluso           For       Did Not    Management
                                                          Vote
3     Elect Director Michael Y. McGovern        For       Did Not    Management
                                                          Vote
4     Elect Director Kenneth A. Ghazey          For       Did Not    Management
                                                          Vote
5     Increase Authorized Common Stock          For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

IMPSAT FIBER NETWORKS, INC.

Ticker:       IMFN           Security ID:  45321T202
Meeting Date: JAN 17, 2007   Meeting Type: Special
Record Date:  DEC 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Strategic Municipal Income Trust

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/22/07

* Print the name and title of each signing officer under his or her signature.